Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 06, 2021
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 06, 2021
Document Effective Date	Dec. 06, 2021
Prospectus Date	Dec. 06, 2021
BNY Mellon Sustainable US Equity ETF | BNY Mellon Sustainable US Equity ETF
Prospectus:
Trading Symbol	BKUS
BNY Mellon Sustainable International Equity ETF | BNY Mellon Sustainable International Equity ETF
Prospectus:
Trading Symbol	BKIS
BNY Mellon Sustainable Global Emerging Markets ETF | BNY Mellon Sustainable Global Emerging Markets ETF
Prospectus:
Trading Symbol	BKES